FAIR VALUE MEASUREMENTS - Fair value of derivative assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Fair value measurement
Total derivative assets	¥ 16,433	$ 2,315	¥ 50,231
Total derivative liabilities			18,644
Prepayments and other current assets
Fair value measurement
Total derivative assets	10,917	1,538	49,077
Other non-current assets
Fair value measurement
Total derivative assets	¥ 5,516	$ 777	1,154
Accrued expenses and other liabilities
Fair value measurement
Total derivative liabilities			5,452
Other non-current liabilities
Fair value measurement
Total derivative liabilities			¥ 13,192